Segmented Information - Schedule of external revenues are attributed by geographical location (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Income from digital currency mining	$ 66,697,924	$ 29,219,843
Canada [Member]
Disclosure of operating segments [line items]
Income from digital currency mining	22,602,105	24,869,473
Sweden [Member]
Disclosure of operating segments [line items]
Income from digital currency mining	0	0
Iceland [Member]
Disclosure of operating segments [line items]
Income from digital currency mining	0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Income from digital currency mining	624,475	4,350,370
Norway [Member]
Disclosure of operating segments [line items]
Income from digital currency mining	0	$ 0
Bermuda [Member]
Disclosure of operating segments [line items]
Income from digital currency mining	$ 43,471,344